SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

These consolidated financial statements are prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars.

Exploration Stage Company

The Company was an exploration stage company as defined in ASC 915 prior to the acquisition of Breathe and spin-off of DNA Canada Inc.

The Company had made significant capital investments on a processing mill and related infrastructure pertaining to a mining site described earlier.  The construction of the processing mill structure was commenced in the fourth quarter of fiscal 2012 and completed in the first quarter of fiscal 2013. Also, significant infrastructure work related to the processing mill has been completed.

The infrastructure construction included the foundation, a 16,000 sq./ft. steel structure building and water and power supply installations.  DNA Canada Inc. completed all the access infrastructural work to the future site where the milling facilities will be located. Due to SEC requirements, the land, building and mill equipment were charged to impairment expense at December 31, 2014 since these assets were not put into production since their acquisition.

On September 14, 2012, DNA Canada Inc. received a Certificate of Authorization, from the Quebec Provincial Government, with respect to operating a gravimetric circuit to process the mining residues, or tailings, located on the Montauban Mine Property. On March 13, 2014, DNA Canada Inc. received another Certificate of Authorization, also from the Quebec Provincial Government, with respect to operating a cyanization circuit to process the mining residues located on the Montauban Mine Property. Previously, on February 28, 2014, DNA Canada Inc. received approval, from the Quebec Provincial Government, for the Restoration Plan on the Montauban Mine Property which will be implemented subsequent to DNA Canada Inc.’s processing of the mining residues (tailings) on the site.

The two (2) Certificates of Authorization issued to DNA Canada Inc. will allow for the construction and installation of equipment facilities to recuperate mica (muscovite) and precious metals (gold and silver) from the mining residues (tailings) located on the Montauban Mine Property.

Consequently, the primary objective was to recuperate the mica and precious metals (gold and silver) from the mining residues. The recuperation of the precious metals from the mining residues would be less expensive than traditional mining operations primarily because the mining residues had already been crushed and grinded by prior mining companies.

In accordance with ASU 2014-10 (see Recent Accounting Pronouncements), the Company had elected early adoption whereby, amounts and disclosures of the Company’s exploration stage activities commencing with the period June 30, 2014 are no longer required to be presented. As a result, the Company removed this information.

On February 3, 2015, with the spin-off of DNA Canada Inc., the Company exited the exploration stage.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include but are not limited to stock-based compensation, impairment of long-lived assets, criteria utilized in the calculation of derivative liabilities and tax valuation allowances.

Principles of Consolidation

The consolidated financial statements included the accounts of the Company and its wholly-owned subsidiary, DNA Canada Inc. up through February 3, 2015, and Breathe eCigs Corp. from January 16, 2015 through March 11, 2015, the date that the Merger occurred between the Company and Breathe eCigs Corp and the two wholly owned subsidiaries to conduct non-eCigarette related business by way of holding medical device and other related intellectual property for the future development of for-profit activates and/or partnerships..  All intercompany transactions and accounts had been eliminated on consolidation.

Business Combination

On January 16, 2015, Breathe entered the Exchange Agreement with the Company, whereby the Company acquired all of the issued and outstanding shares of common stock of Breathe in consideration for the issuance of 150,000,000 shares of common stock.

The Company has reviewed the exchange agreement for consideration as a business combination and for the application of pushdown accounting, In is review of this transaction the Company considered ASU No. 2014-17, “Business Combination”  and ASC 805-50 “Business Combinations: Related Issues” sections 25 “Recognition” and 30 “Initial Management”.  As prescribed in ASC 805-50-25-1 initial recognition of the purchase of 100% if the issued and outstanding stock 100% of Breathe’s.

The Company has considered ASC 805-50-30 “Business Combinations: Related Issues - Initial Management” assets purchased rather than a business.  Under this provision the assets purchased are recognized at the cost to the acquiring entity.  In this case, the consideration of non-cash equity interest which was given in exchange for the 100% of the issued and outstanding stock of Breathe based the fair value of the Company’s equity given at the time of execution of the Exchange Agreement because it is more reliability measured. At the time of the transaction the Company issued 150,000,000 shares of stock at a value of $9,000,000 which the Company recorded as goodwill.

In November 2014, the FASB issued ASU No. 2014-17, “Business Combination.” The provisions of ASU No. 2014-17 require management to determining whether and at what threshold an acquiree (acquired entity) can reflect the acquirer’s accounting and reporting basis (pushdown accounting) in its separate financial statements.  The entities of the transaction were under common control from January 16, 2015 until February 3, 2015. Since neither unit of this business combination is in the development stage, nor had recognizable revenues during this period the application of push down accounting would not be of significant value to the readers of these condensed consolidated financial statements.  The Company has not elected to apply pushdown accounting in its separate financial statements upon occurrence of this event.

Currency Translation

DNA Canada Inc.’s functional currency was the Canadian dollar and its reporting currency is the United States dollar. Transactions denominated in the functional currency are converted into United States dollars using the exchange rate in effect at the date of the transaction or the average rate for the period in the case of revenue and expense transactions. Monetary assets and liabilities are re-valued into the reporting currency at each balance sheet date using the exchange rate in effect at the balance sheet date, with any resulting exchange gains or losses being credited or charged to accumulated other comprehensive income (loss). Non-monetary assets and liabilities are recorded in the reporting currency using the exchange rate in effect at the date of the transaction and are not revalued for subsequent changes in exchange rates.

Stock Options-Based Compensation

The Company estimates the fair value of stock options-based payment awards made to officers and directors related to the Company’s stock incentive plan, on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense ratably over the requisite service periods. The Company uses the Black-Scholes option pricing model to determine the fair value of the stock-based compensation that it grants to officers and directors. The Company is required to make certain assumptions in connection with this determination, the most important of which involves the calculation of volatility with respect to the price of its common stock. The computation of volatility is intended to produce a volatility value that is representative of the Company’s expectations about the future volatility of the price of its common stock over an expected term. The Company used an estimate of its future share price to determine volatility and cannot predict how the price of its common shares of common stock will react on the open market in the future. Shares of the Company commenced trading on August 22, 2013. As a result, the volatility value that the Company calculated may differ from the future volatility of the price of its shares of common stock.

Upon the exercise of stock options, any consideration received and the amounts previously recorded under stock-based compensation are credited to share capital. Upon the issuance of shares resulting from share awards, amounts previously recorded under stock options-based compensation are credited to share capital.

Comprehensive Income (Loss)

The Company adopted ASC 220-10, “Reporting Comprehensive Income,” (formerly SFAS No. 130). ASC 220-10 requires the reporting of comprehensive income in addition to net income from operations.

Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.

The Company has maintained cash and cash equivalent balances at major Canadian and US banks, and now just maintains cash at one US bank.

Exploration Tax Credits

DNA Canada Inc. was entitled to certain exploration tax credits for the exploration expenditures they had incurred from the Canadian federal government and the government of the Province of Quebec. Some of the tax credits available from the Province of Quebec were in the form of cash. Qualifying expenditures include exploration costs and salaries to conduct the activities of DNA Canada Inc.

During the six months ended June 30, 2015 or year ended December 31, 2014, DNA Canada Inc. did not receive any amount as tax credits for qualifying expenditures. DNA Canada Inc’s policy was to record the tax credits when received rather than when applied for. Research tax credits must be reviewed and approved by the appropriate tax authorities when applied and it was possible that the amounts granted may differ from the amounts applied for.

Fixed Assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation will be provided using the straight-line method over the estimated useful lives of the related assets when those assets are placed into service. Costs of maintenance and repairs will be charged to expense as incurred. As of December 31, 2014, as a result of the stock dividend on February 3, 2015 fixed assets appear as assets from discontinued operations in these condensed consolidated financial statements.

Trade and Other Payables

Trade and other payables and accrued liabilities are obligations to pay for goods or services that have been acquired in the normal course of business. Trade and other payables and accrued liabilities are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Recoverability of Long-Lived Assets

Although the Company does not have any long-lived assets at this point, for any long-lived assets acquired in the future, the Company will review their recoverability on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment will be based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets. Fixed assets to be disposed of by sale will be carried at the lower of the then current carrying value or fair value less estimated costs to sell.

Asset Retirement Obligations

DNA Canada Inc. was subject to environmental laws and regulations enacted by Canadian federal and provincial authorities. As of the reporting date, management believes that DNA Canada Inc.’s operations were in compliance with current laws and regulations. To take account of estimated cash flows required to settle the obligations arising from environmentally acceptable closure plans (such as dismantling and demolition of infrastructures, removal of residual matter and site restoration), provisions are recognized in the year that the harm to the environment occurs, that is when DNA Canada Inc. has an actual obligation resulting from harm to the environment, it is likely that an outflow will be required in settlement of the obligation and the obligation is reasonably determinable. These provisions are determined on the basis of the best estimates of future costs, based on information available on the reporting date. Best estimates of future costs are the amount DNA Canada Inc. would reasonably pay to settle its obligation on the closing date or to transfer it to a third party on the same date. Future costs are discounted using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the liability. A corresponding asset is recognized in property, plant and equipment when establishing the provision.

The asset retirement obligation is reviewed quarterly to reflect changes in the estimated outflow of resources as a result of changes in obligations or legislation, changes in the current market-based discount rate or an increase that reflects the passage of time. The accretion expense is recognized in net earnings as a finance expense as incurred. The cost of the related asset is adjusted to reflect changes (other than accretion) in the reporting period.

As of December 31, 2014, as a result of the stock dividend on February 3, 2015 the asset retirement costs and obligation appear as assets or liabilities from discontinued operations in these condensed consolidated financial statements.

Fair Value of Financial Instruments

The carrying amount reported in the consolidated balance sheets for cash and cash equivalents, accounts payable, and accrued expenses approximate fair value because of the immediate or short-term maturity of these financial instruments.

Income Taxes

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as part of the provision for income taxes in the period that includes the enactment date. Deferred tax liabilities are always provided for in full. Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to set off current tax assets and liabilities from the same taxation authority. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized.

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”) which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, there may be uncertainty about the merits of positions taken or the amount of the position that would be ultimately sustained.

In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25, “Definition of Settlement”, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purposes of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities generally for three years after they were filed.

Revenue Recognition

The Company will generate revenues from the sale of the Company’s products when the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is reasonably assured.  Delivery occurs when goods are shipped and title and risk of loss have passed to the customer.  Revenue is deferred in all instances where the earnings process is incomplete.  Payments received before all of the relevant criteria for revenue recognition are satisfied will be recorded as deferred revenue.  Revenues and costs of revenues from consulting contracts will be recognized during the period in which the service will be performed.  All revenues will be reported net of any sales discounts or taxes.

Trade Receivables and Allowance for Doubtful Accounts

The Company is engaged in the sales and distribution in the consumer products market through sales to distributors, wholesalers and direct to consumers via e-commerce sales of eCigarettes for use by consumers.  Trade receivables consist primarily of amounts due to us from our normal business activities whereby approved distributors and wholesalers are extended terms after down payments on orders. We control credit risk related to our trade receivables through credit approvals, credit limits and monitoring procedures, and perform ongoing credit evaluations of our customers. In assessing the carrying value of its trade receivables, the Company estimates the recoverability by making assumptions based on factors such as current overall and industry-specific economic conditions, historical and anticipated customer performance, historical write-off and collection experience, the level of past-due amounts, and specific risks identified in the accounts receivable portfolio. Additional changes to the allowance could be necessary in the future if a customer’s creditworthiness deteriorates, or if actual defaults are higher than the Company’s historical experience. Any difference could result in an increase or decrease in the allowance for doubtful accounts.

Inventory

Finished Goods Inventories - Finished goods inventories is stated at the lower of cost or market determined by the first-in, first-out method, and include salable eCigarette product items and supplies that are sale ready to ship to wholesalers or distributers. Shipping and handling costs (consisting of all costs to warehouse, pick, pack and deliver inventory to customers) will be included in cost of goods sold. Samples are included in marketing expenses which are a component of general and administrative costs. The Company in March 2015 entered into Distribution Agreements with various distributors for the distribution of the Company’s products. The Company placed an initial order for merchandise in the amount of $437,750 on March 27, 2015. The Company has outsourced the assembly and production of its products held for resale and will not hold any of the product in its possession. The Company’s inventory is received, housed and distributed by a third party fulfillment provider.  As of June 30, 2015 the inventory held by the third party fulfillment provider has a value of $141,384. Included in prepaid expenses is $397,363 paid for merchandise not yet received by the fulfillment center.

Loss Per Share of Common Stock

Basic net loss per share (“Basic EPS”) is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period.

Diluted earnings per share is computed by dividing adjusted net income available to common shareholders by the weighted average number of common shares outstanding adjusted for the effects of all dilutive common share issuances. Dilutive common share issuances shall be deemed to have been converted into ordinary shares at the beginning of the period.

For the purpose of calculating diluted earnings per share, the Company shall assume the exercise of dilutive stock options and warrants. The assumed proceeds from these instruments shall be regarded as having been received from the issue of common shares at the average market price of common shares during the period. Dilutive common share issuances are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented.

The following is a reconciliation of the computation for basic and diluted EPS:

	Six Months Ended
	June 30,	June 30,
	2015	2014

Net loss	$(6,696,333)	$(1,078,536)

Weighted-average common shares outstanding (Basic)	275,215,740	95,051,967

Weighted-average common shares
Equivalent
Stock options	200,000	200,000
Warrants	1,540,625	1,540,625

Weighted-average common shares outstanding (Diluted)	276,956,365	97,098,847

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

The accounting treatment of derivative financial instruments requires that the Company record the conversion option and related warrants at their fair values as of the inception date of the agreements, and at fair value as of each subsequent balance sheet date.

As a result of entering into the convertible notes, the Company is required to classify certain non-employee warrants as derivative liabilities and record them at their fair values at each balance sheet date. Any change in fair value was recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

The fair value of conversion options at a fixed number of shares are recorded using the intrinsic value method. Conversion options at variable rates and any options and warrants with ratchet provisions are deemed to contain a “down-round protection”. Accordingly, they do not meet the scope exception for treatment as a derivative under ASC 815 since “down-round protection” is not an input into the calculation of the fair value of the equity instruments and cannot be considered “indexed to the Company’s own stock”, which is a requirement for the scope exception as outlined under ASC 815.

The Company signed convertible notes and warrants and has determined that a conversion option is embedded in the note and it is required to bifurcate the conversion option from the host contract under ASC 815 and account for the derivatives at fair value. The estimated fair value of the conversion option was determined using the binomial model. The fair value of the conversion option will be classified as a liability until the debt is converted by the note holders or paid back by the Company. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the conversion option as a liability until the conversion option is exercised, expires or is amended in a way that would no longer require these conversion options to be classified as a liability, whichever comes first. The Company has adopted a sequencing policy that reclassifies contracts (from equity to assets or liabilities) with the most recent inception date first. Thus any available shares are allocated first to contracts with the most recent inception date.

For the binomial lattice options pricing model, the Company used the following assumptions and weighted average fair value ranges as at the transaction date, April 28, 2014, and for the period ended June 30, 2015:

Convertible Notes:	April 28, 2014	June 30, 2015
Risk free interest rate	0.0577%	0.04%
Dividend yield	N/A	N/A
Volatility	86.31%	225.00%

Warrants:	April 28, 2014	June 30, 2015
Risk free interest rate	0.144%	0.04%
Dividend yield	N/A	N/A
Volatility	97.33%	225.00%

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. The reclassifications had no effect on the net loss or cash flows of the Company.

Recent Issued Accounting Standards

During August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern.” The provisions of ASU No. 2014-15 require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this ASU are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company is currently assessing the impact of this ASU on the Company’s consolidated financial statements.

During June 2014, the FASB issued an Accounting Standards Update No. 2014-10, "Development Stage Entities (Topic 915) - Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation ("ASU 2014-10")".  The objective of ASU 2014-10 is to improve financial reporting by reducing the cost and complexity associated with the incremental reporting requirements for development stage entities.  ASU 2014-10 is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein.  The Company has elected early implementation, as permitted by the standard, for the interim period ending June 30, 2014.  All exploration stage language disclosures and amounts have been removed as a result of the adoption of ASU 2014-10.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (Topic 606) (ASU 2014-09), which supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition”, and most industry-specific guidance. ASU 2014-09 is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.  The amendments in ASU 2014-09 will be applied using one of two retrospective methods. The effective date will be the first quarter of our fiscal year ended December 31, 2018. We have not determined the potential effects on our financial statements.

During July 2013, the FASB issued an Accounting Standards Update No. 2013-11, “Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists (“ASU 2013-11”)”.  The objective of ASU 2013-11 is to clarify the financial presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists.  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. ASU 2013-11 is effective for fiscal years, and interim periods within those years beginning after December 15, 2013.

The Company does not expect that the adoption of ASU 2013-11 will have a significant impact on the presentation of its financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low.

The changes permit businesses and other organizations to first use subjective criteria to determine if an intangible asset has lost value. The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 2012. The Company’s adoption of this accounting guidance does not have a material impact on the consolidated financial statements and related disclosures.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Basis of Accounting

These consolidated financial statements are prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars.

Exploration Stage Company

The Company is an exploration stage company as defined in ASC 915. The Company has made significant capital investments on a processing mill and related infrastructure pertaining to a mining site described earlier.  The construction of the processing mill structure was commenced in the fourth quarter of fiscal 2012 and completed in the first quarter of fiscal 2013. Also, significant infrastructure work related to the processing mill has been completed.

Presently, the infrastructure construction includes the foundation, a 16,000 sq./ft. steel structure building and water and power supply installations.  The Company has completed all the access infrastructural work to the future site where the milling facilities will be located. Due to SEC requirements, the land, building and mill equipment have been charged to impairment expense since these assets were not put into production since their acquisition.

On September 14, 2012, the Company received a Certificate of Authorization, from the Quebec Provincial Government, with respect to operating a gravimetric circuit to process the mining residues, or tailings, located on the Montauban Mine Property. On March 13, 2014, the Company received another Certificate of Authorization, also from the Quebec Provincial Government, with respect to operating a cyanization circuit to process the mining residues located on the Montauban Mine Property. Previously, on February 28, 2014, the Company received approval, from the Quebec Provincial Government, for the Restoration Plan on the Montauban Mine Property which will be implemented subsequent to the Company’s processing of the mining residues (tailings) on the site (see Note 11, Subsequent Events).

The two (2) Certificates of Authorization issued to the Company will allow for the construction and installation of equipment facilities to recuperate mica (muscovite) and precious metals (gold and silver) from the mining residues (tailings) located on the Montauban Mine Property.

Consequently, the primary objective will be to recuperate the mica and precious metals (gold and silver) from the mining residues. The recuperation of the precious metals from the mining residues will be less expensive than traditional mining operations primarily because the mining residues have already been crushed and grinded by prior mining companies.

In accordance with ASU 2014-10 (see Recent Accounting Pronouncements), the Company has elected early adoption whereby, amounts and disclosures of the Company’s exploration stage activities commencing with the period June 30, 2014 are no longer required to be presented. As a result, the Company removed this information.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include but are not limited to stock-based compensation and tax valuation allowances.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, DNA Canada Inc. All intercompany transactions and accounts have been eliminated on consolidation.

Currency Translation

The Company’s functional is the Canadian dollar and its reporting currency is the United States dollar. Transactions denominated in the functional currency are converted into United States dollars using the exchange rate in effect at the date of the transaction or the average rate for the period in the case of revenue and expense transactions. Monetary assets and liabilities are re-valued into the reporting currency at each balance sheet date using the exchange rate in effect at the balance sheet date, with any resulting exchange gains or losses being credited or charged to accumulated other comprehensive income (loss). Non-monetary assets and liabilities are recorded in the reporting currency using the exchange rate in effect at the date of the transaction and are not revalued for subsequent changes in exchange rates.

Stock Options-Based Compensation

The Company estimates the fair value of stock options-based payment awards made to officers and directors related to the Company’s stock incentive plan, on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense rateably over the requisite service periods. The Company uses the Black-Scholes option pricing model to determine the fair value of the stock-based compensation that it grants to officers and directors. The Company is required to make certain assumptions in connection with this determination, the most important of which involves the calculation of volatility with respect to the price of its common stock. The computation of volatility is intended to produce a volatility value that is representative of the Company’s expectations about the future volatility of the price of its common stock over an expected term. The Company used an estimate of its future share price to determine volatility and cannot predict how the price of its common shares of common stock will react on the open market in the future. Shares of the Company commenced trading on August 22, 2013. As a result, the volatility value that the Company calculated may differ from the future volatility of the price of its shares of common stock.

Upon the exercise of stock options, any consideration received and the amounts previously recorded under stock-based compensation are credited to share capital. Upon the issuance of shares resulting from share awards, amounts previously recorded under stock options-based compensation are credited to share capital.

Comprehensive Income (Loss)

The Company adopted ASC 220-10, “Reporting Comprehensive Income,” (formerly SFAS No. 130). ASC 220-10 requires the reporting of comprehensive income in addition to net income from operations.

Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.

The Company maintains cash and cash equivalent balances at one major Canadian bank.

Exploration Tax Credits

The Company is entitled to certain exploration tax credits for the exploration expenditures they have incurred from the Canadian federal government and the government of the Province of Quebec. Some of the tax credits available from the Province of Quebec are in the form of cash. Qualifying expenditures include exploration costs and salaries to conduct the activities of the Company.

During the year ended December 31, 2014, the Company did not received any amount as tax credits for qualifying expenditures (2013 - $111,095). The Company’s policy is to record the tax credits when received rather than when applied for. Research tax credits must be reviewed and approved by the appropriate tax authorities when applied and it is possible that the amounts granted may differ from the amounts applied for.

Fixed Assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation will be provided using the straight-line method over the estimated useful lives of the related assets when those assets are placed into service. Costs of maintenance and repairs will be charged to expense as incurred.

Trade and Other Payables

Trade and other payables and accrued liabilities are obligations to pay for goods or services that have been acquired in the normal course of business. Trade and other payables and accrued liabilities are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Recoverability of Long-Lived Assets

Although the Company does not have any long-lived assets at this point, for any long-lived assets acquired in the future, the Company will review their recoverability on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment will be based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets. Fixed assets to be disposed of by sale will be carried at the lower of the then current carrying value or fair value less estimated costs to sell.

Asset Retirement Obligations

The Company is subject to environmental laws and regulations enacted by Canadian federal and provincial authorities. As of the reporting date, management believes that the Company’s operations are in compliance with current laws and regulations. To take account of estimated cash flows required to settle the obligations arising from environmentally acceptable closure plans (such as dismantling and demolition of infrastructures, removal of residual matter and site restoration), provisions are recognized in the year that the harm to the environment occurs, that is when the Company has an actual obligation resulting from harm to the environment, it is likely that an outflow will be required in settlement of the obligation and the obligation is reasonably determinable. These provisions are determined on the basis of the best estimates of future costs, based on information available on the reporting date. Best estimates of future costs are the amount the Company would reasonably pay to settle its obligation on the closing date or to transfer it to a third party on the same date.

Future costs are discounted using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the liability. A corresponding asset is recognized in property, plant and equipment when establishing the provision.

The asset retirement obligation is reviewed quarterly to reflect changes in the estimated outflow of resources as a result of changes in obligations or legislation, changes in the current market-based discount rate or an increase that reflects the passage of time. The accretion expense is recognized in net earnings as a finance expense as incurred. The cost of the related asset is adjusted to reflect changes (other than accretion) in the reporting period.

Fair Value of Financial Instruments

The carrying amount reported in the consolidated balance sheets for cash and cash equivalents, accounts payable, and accrued expenses approximate fair value because of the immediate or short-term maturity of these financial instruments. The Company does not utilize derivative instruments.

Income Taxes

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as part of the provision for income taxes in the period that includes the enactment date. Deferred tax liabilities are always provided for in full. Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to set off current tax assets and liabilities from the same taxation authority. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts that are expected to be realized.

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”) which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of ASC 740-10 related to Accounting for Uncertain Income Tax Position. When tax returns are filed, there may be uncertainty about the merits of positions taken or the amount of the position that would be ultimately sustained.

In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25, “Definition of Settlement”, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purposes of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities generally for three years after they were filed.

Revenue Recognition

The Company will generate revenues from the sale of precious metals mined from its Property. Revenue from the sale of precious metals, namely gold, silver and mica, will be recognized upon delivery of the precious metals, collection is probable, the fee is fixed or determinable and the Company has transferred to the buyer the significant risks and rewards of ownership of the precious metals supplied. Significant risks and rewards are generally considered to be transferred to the buyer when the customer has taken undisputed delivery of the precious metals.

Loss Per Share of Common Stock

Basic net loss per share (“Basic EPS”) is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period.

Diluted earnings per share is computed by dividing adjusted net income available to common shareholders by the weighted average number of common shares outstanding adjusted for the effects of all dilutive common share issuances.

Dilutive common share issuances shall be deemed to have been converted into ordinary shares at the beginning of the period.

For the purpose of calculating diluted earnings per share, the Company shall assume the exercise of dilutive stock options and warrants. The assumed proceeds from these instruments shall be regarded as having been received from the issue of common shares at the average market price of common shares during the period. Dilutive common share issuances are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented.

The following is a reconciliation of the computation for basic and diluted EPS:

	Year Ended
	December 31,	December 31,
	2014	2013

Net loss	$(3,059,815)	$(2,937,475)

Weighted-average common shares
outstanding (Basic)	96,010,164	90,057,890

Weighted-average common shares
Equivalent
Stock options	200,000	1,333,000
Warrants	1,540,625	-

Weighted-average common shares
outstanding (Diluted)	97,750,789	91,390,890

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.

The accounting treatment of derivative financial instruments requires that the Company record the conversion option and related warrants at their fair values as of the inception date of the agreements, and at fair value as of each subsequent balance sheet date.

As a result of entering into the convertible notes, the Company is required to classify certain non-employee warrants as derivative liabilities and record them at their fair values at each balance sheet date. Any change in fair value was recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

The fair value of conversion options at a fixed number of shares are recorded using the intrinsic value method. Conversion options at variable rates and any options and warrants with ratchet provisions are deemed to contain a “down-round protection”. Accordingly, they do not meet the scope exception for treatment as a derivative under ASC 815 since “down-round protection” is not an input into the calculation of the fair value of the equity instruments and cannot be considered “indexed to the Company’s own stock”, which is a requirement for the scope exception as outlined under ASC 815.

The Company signed convertible notes and warrants and has determined that a conversion option is embedded in the note and it is required to bifurcate the conversion option from the host contract under ASC 815 and account for the derivatives at fair value. The estimated fair value of the conversion option was determined using the binomial model. The fair value of the conversion option will be classified as a liability until the debt is converted by the note holders or paid back by the Company. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the conversion option as a liability until the conversion option is exercised, expires or is amended in a way that would no longer require these conversion options to be classified as a liability, whichever comes first. The Company has adopted a sequencing policy that reclassifies contracts (from equity to assets or liabilities) with the most recent inception date first. Thus any available shares are allocated first to contracts with the most recent inception date.

For the binomial lattice options pricing model, the Company used the following assumptions and weighted average fair value ranges as at the transaction date, April 28, 2014, and for the period ended December 31, 2014:

Convertible Notes:	April 28, 2014	December 31, 2014

Risk free interest rate	.0577%	N/A
Dividend yield	N/A	N/A
Volatility	86.31%	N/A

Warrants	April 28, 2014	December 31, 2014

Risk free interest rate	.1442%	..0400%
Dividend yield	N/A	N/A
Volatility	97.33%	175.00%

Recent Issued Accounting Standards

During August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern.” The provisions of ASU No. 2014-15 require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this ASU are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company is currently assessing the impact of this ASU on the Company’s consolidated financial statements.

During June 2014, the FASB issued an Accounting Standards Update No. 2014-10, "Development Stage Entities (Topic 915) - Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation ("ASU 2014-10")".  The objective of ASU 2014-10 is to improve financial reporting by reducing the cost and complexity associated with the incremental reporting requirements for development stage entities.  ASU 2014-10 is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein.  The Company has elected early implementation, as permitted by the standard, for the interim period ending June 30, 2014.  All exploration stage language disclosures and amounts have been removed as a result of the adoption of ASU 2014-10.

During July 2013, the FASB issued an Accounting Standards Update No. 2013-11, “Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists (“ASU 2013-11”)”.  The objective of ASU 2013-11 is to clarify the financial presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists.  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. ASU 2013-11 is effective for fiscal years, and interim periods within those years beginning after December 15, 2013.

The Company does not expect that the adoption of ASU 2013-11 will have a significant impact on the presentation of its financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, on testing for indefinite-lived intangible assets for impairment. The new guidance provides an entity to simplify the testing for a drop in value of intangible assets such as trademarks, patents, and distribution rights. The amended standard reduces the cost of accounting for indefinite-lived intangible assets, especially in cases where the likelihood of impairment is low.

The changes permit businesses and other organizations to first use subjective criteria to determine if an intangible asset has lost value. The amendments to U.S. GAAP will be effective for fiscal years starting after September 15, 2012. The Company’s adoption of this accounting guidance does not have a material impact on the consolidated financial statements and related disclosures.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.